Revenue (Details)	6 Months Ended
Jun. 30, 2015 USD ($)
Ongoing Signed Contracts [Member] | U.S. Government Agency [Member]
Revenue (Textual)
Estimated revenues	$ 4,300,000
Ongoing Signed Contracts [Member] | U.S. Government Agency [Member] | Maximum [Member]
Revenue (Textual)
Term of contract revenue	3 years
Ongoing Signed Contracts [Member] | U.S. Government Agency [Member] | Minimum [Member]
Revenue (Textual)
Term of contract revenue	2 years
Bids Submitted [Member]
Revenue (Textual)
Estimated revenues	$ 400,000,000
Term of contract revenue	5 years
U.S. contract [Member] | Contracts Signed But Not Yet Commenced [Member]
Revenue (Textual)
Estimated revenues	$ 5,000,000
U.S. contract [Member] | Contracts Signed But Not Yet Commenced [Member] | Maximum [Member]
Revenue (Textual)
Term of contract revenue	5 years
U.S. contract [Member] | Contracts Signed But Not Yet Commenced [Member] | Minimum [Member]
Revenue (Textual)
Term of contract revenue	3 years
U.S. contract [Member] | Contracts Awarded And In Final Negotiation [Member]
Revenue (Textual)
Estimated revenues	$ 40,000,000
U.S. contract [Member] | Contracts Awarded And In Final Negotiation [Member] | Maximum [Member]
Revenue (Textual)
Term of contract revenue	3 years
U.S. contract [Member] | Contracts Awarded And In Final Negotiation [Member] | Minimum [Member]
Revenue (Textual)
Term of contract revenue	5 years
Aircraft Management Contracts [Member] | Ongoing Signed Contracts [Member] | Maximum [Member]
Revenue (Textual)
Estimated revenues	$ 1,000,000
Aircraft Management Contracts [Member] | Ongoing Signed Contracts [Member] | Minimum [Member]
Revenue (Textual)
Estimated revenues	600,000
PC-12 ISR [Member] | Contracts Signed But Not Yet Commenced [Member]
Revenue (Textual)
Estimated revenues	$ 7,200,000
Term of contract revenue	5 years